Intangible Assets, Net and Goodwill - Narrative (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 13.2	$ 14.6	$ 12.9